CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Oct. 02, 2021	Jul. 03, 2021	Apr. 03, 2021	Dec. 31, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets	$ 733,745			$ 646,676				$ 525,711
Liabilities and Stockholders' Equity
Total liabilities	398,250			365,067				331,916
Stockholders' equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized at December 31, 2019 and 2020; 96,498,943 and 118,854,249 shares issued and outstanding as of December 31, 2019 and 2020, respectively	12			12				10
Additional paid-in capital	377,649			265,478				196,474
Retained earnings (accumulated deficit)	(42,596)			13,765				(2,218)
Accumulated other comprehensive income (loss)	430			2,354				(471)
Total stockholders' equity	335,495	$ 320,075	$ 115,434	281,609	$ 216,591	$ 195,003	$ 176,230	193,795	$ 180,280
Total liabilities and stockholders' equity	$ 733,745			646,676				525,711
Parent
Assets
Investment in subsidiary				281,609				193,795
Total assets				281,609				193,795
Stockholders' equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized at December 31, 2019 and 2020; 96,498,943 and 118,854,249 shares issued and outstanding as of December 31, 2019 and 2020, respectively				12				10
Additional paid-in capital				265,478				196,474
Retained earnings (accumulated deficit)				13,765				(2,218)
Accumulated other comprehensive income (loss)				2,354				(471)
Total stockholders' equity				281,609				193,795
Total liabilities and stockholders' equity				$ 281,609				$ 193,795